Prepayments and Other Current Assets - Summary of Prepayments and Other Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Prepayments and Other Current Assets
Receivables from a third-party financial institution	¥ 90,659
Prepayments to vendors	11,815			¥ 16,110
Deposits	5,624			5,286
Receivables from third-party online payment platform	1,884			2,612
Deductible VAT	4,922			2,399
Receivables from bank funds in transit	4,604
Staff advances	325			393
Others	4,831			3,591
Sub-total	124,664			30,391
Less: allowance for expected credit loss of receivables	(90,750)
Total	33,914		$ 4,777	¥ 30,391
Receivables from a third-party financial institution subject to a risk of default	¥ 90,700	$ 12,800